PARENT ONLY INFORMATION - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Prepaid expenses and other current assets	$ 5,176	$ 3,619
Amounts due from subsidiaries and VIEs	2,882	4,600
TOTAL ASSETS	158,028	113,201
Current Liabilities
Convertible promissory notes			$ 51,922
Accrued expenses and other current liabilities	42,183	28,642
TOTAL LIABILITIES	108,651	81,320
EQUITY
Ordinary shares	17	14
Additional paid-in capital	282,260	262,888
Forward contracts		15,769
Treasury shares, at cost	(30,207)	(27,512)
Accumulated deficit	(204,571)	(217,888)
Accumulated other comprehensive (loss) / income	1,795	(1,444)
TOTAL EQUITY	49,377	31,881	$ (7,805)	$ 55,470
TOTAL LIABILITIES AND EQUITY	158,028	113,201
LightInTheBox Holding Co., Ltd.
Current assets
Cash and cash equivalents	78	134
Prepaid expenses and other current assets	292	209
Amounts due from subsidiaries and VIEs	159,220	164,146
TOTAL ASSETS	159,590	164,489
Current Liabilities
Accrued expenses and other current liabilities	1,299	618
Deficit of investment in subsidiaries and VIEs	108,997	132,044
TOTAL LIABILITIES	110,296	132,662
EQUITY
Ordinary shares	17	14
Additional paid-in capital	282,260	262,888
Forward contracts		15,769
Treasury shares, at cost	(30,207)	(27,512)
Accumulated deficit	(204,571)	(217,888)
Accumulated other comprehensive (loss) / income	1,795	(1,444)
TOTAL EQUITY	49,294	31,827
TOTAL LIABILITIES AND EQUITY	$ 159,590	$ 164,489